Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

July 16, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:	Protective Life and Annuity Insurance Company
Variable Annuity Account A of Protective Life
Protective Variable Annuity NY
Filing Pursuant to Rule 497(j) for
File No. 333-179963; 811-8537

Commissioners:

On behalf of Protective Life and Annuity Insurance Company and Variable Annuity Account A of Protective Life, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Variable Annuity NY”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 for Variable Annuity Account A of Protective Life as filed with the Commission on July 12, 2013  via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy